ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and welfare payables	170,813	227,338
Payables to retailers on JDDJ(1)	143,268	220,913
Accrued marketing expenses	106,307	179,608
Advance for online marketing services	48,518	88,694
Professional fee payable	36,745	62,048
Deposits from retailers and outsourced agencies	39,423	56,466
Advance for delivery services(2)	23,894	37,222
Tax payables	12,693	13,581
Others	38,745	46,073
Total	620,406	931,943

Notes:

(1)	Payables to retailers on JDDJ represent cash collected on behalf of retailers for goods sold through JDDJ.
(2)	Advance for delivery services represent the prepayments for on-demand delivery services. The amount is refundable if no service is provided.